Revenue - Schedule of Revenue Disaggregated by Geography (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenue Disaggregated by Geography [Line Items]
Revenue	$ 568	$ 669
% of Revenue	100.00%	100.00%
USA [Member]
Schedule of Revenue Disaggregated by Geography [Line Items]
Revenue	$ 138	$ 202
% of Revenue	24.30%	30.20%
Sweden [Member]
Schedule of Revenue Disaggregated by Geography [Line Items]
Revenue	$ 408	$ 196
% of Revenue	71.80%	29.10%
Germany [Member]
Schedule of Revenue Disaggregated by Geography [Line Items]
Revenue		$ 20
% of Revenue		3.00%
China [Member]
Schedule of Revenue Disaggregated by Geography [Line Items]
Revenue	$ 6	$ 201
% of Revenue	1.10%	30.20%
Israel [Member]
Schedule of Revenue Disaggregated by Geography [Line Items]
Revenue		$ 50
% of Revenue		7.50%
HK [Member]
Schedule of Revenue Disaggregated by Geography [Line Items]
Revenue	$ 16
% of Revenue	2.80%